STOCK OPTIONS (Details Textual) - USD ($)	1 Months Ended							3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 26, 2016	Apr. 21, 2016	Dec. 14, 2015	Nov. 24, 2015	Feb. 28, 2015	Feb. 26, 2015	Feb. 17, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term									5 years 10 months 20 days		6 years 5 months 19 days		6 years 1 month 28 days	6 years 3 months 7 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term									5 years 3 months 4 days		6 years 3 months 29 days		5 years 5 months 26 days	6 years 3 months 22 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant									10,800,000		10,800,000	10,800,000
Exercise Price Range One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		1,000,000
Exercise Price Range Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		1,000,000
Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		1,000,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense								$ 159,818	$ 158,244	$ 1,297,558	$ 112,573	$ 1,464,837	$ 1,467,907
April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number											531,606
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value											$ 230,930
June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											264,230
Share Based Compensation Arrangement By Share Based Payment Award Options Remeasured Fair value											$ 118,957
Allocated Share-based Compensation Expense											$ 118,957
Employees and Consultant [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period								62,912			125,824
Employees and Consultant [Member] | April issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											657,430
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 0.165
Employees and Consultant [Member] | April issuance [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense								$ 3,658
Employees and Consultant [Member] | June issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											264,230
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 0.23
Employees and Consultant [Member] | June issuance [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense								$ 176
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross											2,972,592
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price											$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1											7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period								990,864
Fair Value Of Options						$ 1,259,487
Director and Employees and Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			2,495,000				314,560
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 0.23
Share Based Compensation Arrangement By Share Based Payment Award Options Issued Weighted Average Remaining Contractual Term1							7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period					110,100			40,000				25,000
Allocated Share-based Compensation Expense					$ 7,400			$ 100,308
Fair Value Of Options			$ 1,260,437				$ 136,613
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				650,000
Fair Value Of Options				$ 694,384
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Employees of Bionik Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		3,895,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	250,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award Options Vested Weighted Average Grant Date Fair Values	$ 213,750	$ 2,582,890
Employees of Bionik Inc [Member] | Exercise Price Range Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 1.05
Employees of Bionik Inc [Member] | Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		0.25
Employees of Bionik Inc [Member] | Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.95